Summitry Equity Fund
Schedule of Investments
October 31, 2024 (Unaudited)
COMMON STOCKS — 97.02% Shares Fair Value
Communications — 15.17%
Alphabet, Inc., Class A 25,559 $ 4,373,401
Meta Platforms, Inc., Class A 6,106 3,465,643
Netflix, Inc.
(a)
2,124 1,605,808
Universal Music Group NV - ADR 151,840 1,937,478
11,382,330
Consumer Discretionary — 24.87%
Amazon.com, Inc.
(a)
20,941 3,903,402
CarMax, Inc.
(a)
35,318 2,556,317
Lowe's Companies, Inc. 11,159 2,921,761
LVMH Moet Hennessy - ADR 11,011 1,459,948
Ross Stores, Inc. 16,006 2,236,358
Starbucks Corp. 23,665 2,312,071
Ulta Beauty, Inc.
(a)
8,857 3,268,056
18,657,913
Financials — 12.27%
Berkshire Hathaway, Inc., Class B
(a)
5,741 2,588,732
Charles Schwab Corp. (The) 39,800 2,819,033
Moody's Corp. 3,190 1,448,388
Wells Fargo & Co. 36,142 2,346,339
9,202,492
Health Care — 3.67%
Agilent Technologies, Inc. 21,129 2,753,320
Industrials — 6.35%
Carrier Global Corp. 18,718 1,361,173
GXO Logistics, Inc.
(a)
29,679 1,775,101
Old Dominion Freight Line, Inc. 8,094 1,629,484
4,765,758
Technology — 34.69%
Fiserv, Inc.
(a)
25,737 5,093,353
Mastercard, Inc., Class A 7,019 3,506,622
Microsoft Corp. 3,663 1,488,460
Nintendo Co. Ltd. - ADR 170,175 2,249,714
Salesforce.com, Inc. 8,083 2,355,144
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 27,193 5,181,354
Visa, Inc., Class A 13,207 3,828,049
Zebra Technologies Corp., Class A
(a)
6,077 2,321,232
26,023,928
Total Common Stocks (Cost $43,386,326) 72,785,741
MONEY MARKET FUNDS - 3.07%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.74%
(b)
2,299,304 2,299,304
Total Money Market Funds (Cost $2,299,304) 2,299,304

Summitry Equity Fund
Schedule of Investments (continued)
October 31, 2024 (Unaudited)
Total Investments — 100.09% (Cost $45,685,630) $ 75,085,045
Liabilities in Excess of Other Assets — (0.09)% (68,895)
NET ASSETS — 100.00% $ 75,016,150
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2024.
ADR - American Depositary Receipt